Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000025256 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025256 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025256 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025256 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025256 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025256 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025256 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025256 | University
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025256 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025256 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025256 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025256 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025256 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025256 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025256 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000025258 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025258 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025258 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025258 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025258 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025258 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025258 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025258 | University
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025258 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025258 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025258 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025258 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025258 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025258 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025258 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000025254 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025254 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025254 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025254 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025254 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025254 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025254 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025254 | University
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025254 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025254 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025254 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025254 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025254 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025254 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025254 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000025255 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025255 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025255 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025255 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025255 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025255 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025255 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025255 | University
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025255 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025255 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025255 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025255 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025255 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025255 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025255 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000090756 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000090756 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000090756 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000090756 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000090756 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000090756 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090756 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000090756 | University
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000090756 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090756 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000090756 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090756 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000090756 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090756 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090756 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000195491 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000195491 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000195491 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000195491 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195491 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000195491 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195491 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195491 | University
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195491 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195491 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195491 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195491 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195491 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195491 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195491 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000202029 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000202029 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000202029 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000202029 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202029 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000202029 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202029 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202029 | University
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202029 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202029 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202029 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202029 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202029 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202029 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202029 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000025272 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000025272 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025272 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025272 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025272 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025272 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025272 | University
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025272 | State GO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025272 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025272 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025272 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025272 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000025272 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025272 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025272 | Project Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025274 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000025274 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025274 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025274 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025274 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025274 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025274 | University
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025274 | State GO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025274 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025274 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025274 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025274 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000025274 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025274 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025274 | Project Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025270 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000025270 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025270 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025270 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025270 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025270 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025270 | University
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025270 | State GO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025270 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025270 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025270 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025270 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000025270 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025270 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025270 | Project Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090757 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000090757 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000090757 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090757 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090757 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000090757 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090757 | University
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090757 | State GO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090757 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090757 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090757 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000090757 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000090757 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090757 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000090757 | Project Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195492 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000195492 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000195492 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195492 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195492 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195492 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195492 | University
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195492 | State GO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195492 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195492 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195492 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195492 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000195492 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195492 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195492 | Project Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202030 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000202030 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000202030 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202030 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202030 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000202030 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202030 | University
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202030 | State GO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202030 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202030 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202030 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202030 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000202030 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000202030 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202030 | Project Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210248 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000210248 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000210248 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210248 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210248 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210248 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210248 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210248 | University
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210248 | State GO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210248 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210248 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210248 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210248 | Other
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000210248 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210248 | Project Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025192 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025192 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025192 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025192 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025192 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025192 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025192 | University
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025192 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025192 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025192 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025192 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025192 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025192 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025192 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025192 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025194 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025194 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025194 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025194 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025194 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025194 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025194 | University
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025194 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025194 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025194 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025194 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025194 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025194 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025194 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025194 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025190 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025190 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025190 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025190 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025190 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025190 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025190 | University
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025190 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025190 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025190 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025190 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025190 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025190 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025190 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025190 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025191 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025191 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025191 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025191 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025191 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025191 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025191 | University
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025191 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025191 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025191 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025191 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025191 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025191 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025191 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025191 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090755 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090755 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000090755 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000090755 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000090755 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000090755 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090755 | University
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000090755 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000090755 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000090755 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000090755 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090755 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000090755 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000090755 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090755 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195490 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000195490 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000195490 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195490 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195490 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000195490 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195490 | University
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195490 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195490 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195490 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195490 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195490 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000195490 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195490 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195490 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202028 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000202028 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000202028 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000202028 | Water/Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202028 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000202028 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202028 | University
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202028 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202028 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202028 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202028 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202028 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000202028 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202028 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202028 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	3.20%